Long-term Debt (Details) - USD ($)		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Balance - net of current portion			$ 50,000
Face Value [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		50,000	552,173
Long term debt issued	[1]	50,000
Long term debt issued	[2]	50,000
Interest expense on long-term debt
Debt repayments			(2,815)
Ending Balance		150,000	50,000
Less: current portion		150,000
Balance - net of current portion			50,000
Amortization of deferred financing costs			642
Settled in exchange for convertible promissory note			(500,000)
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		50,000	552,173
Long term debt issued	[1]	50,000
Long term debt issued	[2]	50,000
Interest expense on long-term debt
Debt repayments			(2,815)
Ending Balance		150,000	50,000
Less: current portion		150,000
Balance - net of current portion			50,000
Amortization of deferred financing costs			642
Settled in exchange for convertible promissory note			(500,000)
Interests Payable [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance		10,444	14,860
Long term debt issued	[1]
Long term debt issued	[2]
Interest expense on long-term debt		9,535	6,000
Debt repayments		(12,000)
Ending Balance		7,979	10,444
Less: current portion		7,979	10,444
Balance - net of current portion
Amortization of deferred financing costs
Settled in exchange for convertible promissory note			$ (10,416)

[1]	On October 2, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. As at October 31, 2019, accrued interest of $2,384 was incurred. This amount is owed to a director and officer of the Company.
[2]	On October 17, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. As at October 31, 2019, accrued interest of $1,151 was incurred. This amount is owed to a key member of management.